Share-Based Payments (Details 3) (Non employee stock option grants [Member], USD $)	12 Months Ended
Dec. 31, 2011
Non employee stock option grants [Member]
Summary of stock options granted to non-employees
Number of options, Balance	460,000
Weighted average exercise price, Balance	$ 4.20
Weighted average remaining contractual term	1 year 6 months
Aggregate intrinsic value, Balance
Number of options, Exercisable	460,000
Weighted average exercise price, Exercisable	$ 4.20
Weighted average remaining contractual term, Exercisable	1 year 8 months 5 days
Aggregate intrinsic value, Exercisable